Fair Value Disclosures on Financial Instruments - Transfers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
AFS | Marketable equity investments
Transfers Between Levels 1 and 2
Transfers of available-for-sale equity investments from Level 2 to Level 1	€ 93,000	€ 1,030